Capital Share Transactions (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Capital Share Transactions
Common shares issued	10,202,009	10,202,009
Common shares outstanding	10,202,009	10,202,009	10,202,000	10,202,009	10,202,009
Common shares, par value	$ 0.001	$ 0.001